UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES:
Net income	$ 211,473	$ 203,825
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of intangible assets	108,255	84,550
Amortization of unfavorable lease terms	(12,910)	(39,426)
Non-cash amortization of deferred revenue and straight line	29,248	23,452
Amortization of operating lease assets/ liabilities	5,146	(422)
Amortization and write-off of deferred finance costs and discount	3,618	2,677
Amortization of deferred dry dock and special survey costs	18,865	12,922
Gain on sale of vessel, net	(43,601)	0
Stock-based compensation	2	82
Changes in operating assets and liabilities:
Decrease/ (increase) in accounts receivable	43,566	(18,022)
Decrease/ (increase) in prepaid expenses and other current assets	9,248	(28,470)
Increase in amounts due from related parties	(1,765)	(15,779)
Payments for dry dock and special survey costs	(40,856)	(26,246)
(Decrease)/ increase in accounts payable	(7,971)	8,429
Increase in accrued expenses	7,846	3,556
Increase in deferred revenue	2,930	239
Decrease in amounts due to related parties	(104,751)	(64,204)
Net cash provided by operating activities	228,343	147,163
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	215,839	0
Deposits for acquisition/ option to acquire vessel	(113,600)	(55,586)
Acquisition of/ additions to vessels	(70,574)	(6,274)
Net cash provided by/ (used in) investing activities	31,665	(61,860)
FINANCING ACTIVITIES:
Cash distributions paid	(3,080)	(3,082)
Repayment of long-term debt and financial liabilities	(635,795)	(210,314)
Payments of deferred finance costs	(12,227)	(1,964)
Proceeds from long-term debt and financial liabilities	486,048	135,235
Net cash used in financing activities	(165,054)	(80,125)
Increase in cash, cash equivalents and restricted cash	94,954	5,178
Cash, cash equivalents and restricted cash, beginning of period	175,098	169,446
Cash, cash equivalents and restricted cash, end of period	270,052	174,624
Supplemental disclosures of cash flow information
Cash interest paid	72,992	25,464
Non cash financing activities
Stock-based compensation	2	82
Financial and finance lease liabilities	173,010	0
Non cash investing activities
Acquisition of vessels	(201,129)	0
Deposits for acquisition/ option to acquire vessel (see Note 11)	$ 0	$ 6,316